Accounts receivable, net (Details Narrative) - USD ($)	Apr. 25, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts receivable outstanding		$ 5,029,583
Nonadjusting Events [member]
IfrsStatementLineItems [Line Items]
Accounts receivable outstanding	$ 1,266,814